October 18, 2021

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Division of Investment Management

RE: BlackRock Sustainable U.S. Growth Equity Fund, BlackRock Sustainable U.S. Value Equity Fund and BlackRock Sustainable International Equity Fund, each a series of BlackRock Funds VII, Inc.

Post-Effective Amendment No. 84 to the Registration Statement on Form N-1A

(Securities Act File No. 2-56978, Investment Company Act File No. 811-2661)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), BlackRock Funds VII, Inc. (the “Registrant”), on behalf of its series BlackRock Sustainable U.S. Growth Equity Fund, BlackRock Sustainable U.S. Value Equity Fund and BlackRock Sustainable International Equity Fund (the “Funds”), hereby certifies that:

(1) the form of Prospectuses and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 84 to the Registration Statement on Form N-1A of the Registrant with respect to the Funds; and

(2) the text of Post-Effective Amendment No. 84 to the Registration Statement on Form N-1A of the Registrant with respect to the Funds was filed electronically with the Securities and Exchange Commission on October 18, 2021.

Sincerely,

BlackRock Funds VII, Inc.

/s/ Janey Ahn

Janey Ahn

Secretary of the Registrant